Debt - Summary of Outstanding Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total borrowings	$ 452.6	$ 662.1
Less: Current portion of debt	(2.6)	(5.3)
Total debt	450.0	656.8
Less: Unamortized capitalized financing costs	(12.6)	(21.7)
Total long-term debt	437.4	635.1
Revolving Credit Facility
Debt Instrument [Line Items]
Total borrowings		21.0
First Lien Term Loan Facility
Debt Instrument [Line Items]
Total borrowings	450.0	511.1
Second Lien Term Loan Facility
Debt Instrument [Line Items]
Total borrowings		$ 130.0
Other Financing Arrangements
Debt Instrument [Line Items]
Other financing arrangements	$ 2.6